Segment analysis - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment analysis
Revenue	$ 1,255	$ 1,303	$ 2,386	$ 2,440
Europe
Segment analysis
Revenue	555	533	1,041	1,032
Americas
Segment analysis
Revenue	700	770	1,345	1,408
Europe
Segment analysis
Revenue	552	530	1,030	1,025
Europe | Europe
Segment analysis
Revenue	552	530	1,030	1,025
North America
Segment analysis
Revenue	608	599	1,157	1,120
North America | Europe
Segment analysis
Revenue		2	7	4
North America | Americas
Segment analysis
Revenue	608	597	1,150	1,116
Rest of the world
Segment analysis
Revenue	95	174	199	295
Rest of the world | Europe
Segment analysis
Revenue	3	1	4	3
Rest of the world | Americas
Segment analysis
Revenue	92	173	195	292
Over time
Segment analysis
Revenue	998	1,036	1,910	1,950
Point in time
Segment analysis
Revenue	$ 257	$ 267	$ 476	$ 490